Condensed Combined and Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Mar. 31, 2020		Mar. 31, 2019
Cash flows from operating activities
Net loss	$ (26,708)	[1]	$ (20,059)	[1]	$ (66,388)	[1]	$ (28,599)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	3,981		572		6,963		1,308
Depreciation on property and equipment	10		5		21		10
Foreign currency translation adjustments	26		(291)		(362)		185
Loss on disposal of property and equipment	0		14		13
Gain on extinguishment of convertible notes					(38)
Noncash lease expense	152		0
Write-off of deferred offering costs					1,628
Changes in operating assets and liabilities:
Prepaid expenses	(353)		1,628		(2,824)		(2,519)
Income tax receivable	12		22		13		(49)
Value-added tax receivable	3,009		(57)		(96)		(2,913)
Accounts payable	6,811		291		967		(928)
Accrued expenses	(597)		9,505		6,502		4,912
Due to Roivant Sciences Ltd.	0		38		244		46
Operating lease liabilities	(141)		0
Net cash used in operating activities	(13,798)		(8,332)		(53,357)		(28,547)
Cash flows from investing activities
Purchase of property and equipment	(47)		0		(31)		(52)
Net cash used in investing activities	(47)		0		(31)		(52)
Cash flows from financing activities
Capital contributions	164		331		1,157		16,131
Net parent investment					0		5,064
Proceeds from stock options exercised	63		0
Proceeds from issuance of common stock					0		14,910
Payment of deferred offering costs	(602)		(28)		(3,107)		(521)
Proceeds from convertible promissory notes					35,000		0
Repayment of convertible promissory note payable to Roivant Sciences Ltd.					(2,500)		0
Settlement of common stock subscribed					1		0
Recapitalization transaction					111,016		0
Net cash provided by financing activities	193,553		5,303		146,974		35,584
Net change in cash	179,708		(3,029)		93,586		6,985
Cash - beginning of period	100,571		6,985		6,985		0
Cash - end of period	280,279		3,956		100,571		6,985
Non-cash investing activities
Payable for purchase of property and equipment	19		6		9		13
Reclassification of net parent investment to accumulated deficit					0		607
Conversion of convertible promissory notes to common stock					35,000		0
Common stock issuance costs in accrued expenses					0		165
Deferred offering costs in accrued expenses	0		175		246		674
Cancelation of interest on convertible promissory notes recorded in equity					587		0
Operating lease right-of-use assets obtained and exchanged for operating lease liabilities	4,215		0
Supplemental disclosure of cash paid:
Income taxes					61		68
Roivant Sciences Ltd. (RSL) [Member]
Cash flows from financing activities
Proceeds from note payable to Roivant Sciences Ltd.	0		5,000		7,907		0
Repayment of note payable to Roivant Sciences Ltd.	(2,854)		0
Repayment of convertible promissory note payable to Roivant Sciences Ltd.					$ (2,500)		$ 0
Underwritten Public Offering [Member]
Cash flows from financing activities
Proceeds from issuance of common stock	131,030		0
Warrant Redemption
Cash flows from financing activities
Proceeds from issuance of common stock	$ 65,752		$ 0

[1]	Retroactively restated for reverse recapitalization as described in Note 1.